Financial Risk Management Objectives and Policies - Schedule of Exchange Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Exchange Rate [Line Items]
Increase/ (decrease) in net loss - If the $ strengthens against the RMB	$ (1,010)
Increase/ (decrease) in net loss - If the $ weakens against the RMB	$ 1,116
Currency risk [member]
Schedule of Exchange Rate [Line Items]
Increase/(decrease) in $/RMB rate - If the $ strengthens against the RMB	5.00%	5.00%	5.00%
Increase (decrease) in equity - If the $ strengthens against the RMB	$ (943)	$ (1,939)	$ 2,398
Increase/(decrease) in $/RMB rate - If the $ weakens against the RMB	(5.00%)	(5.00%)	(5.00%)
Increase (decrease) in equity - If the $ weakens against the RMB	$ 1,042	$ 4,081	$ (2,651)